Pension and Other Post-Retirement Benefits (Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	4.50%	4.50%
Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	6.50%	5.80%
Benefit obligations [Member] | Other [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - year reaches ultimate trend rate	2030	2037
Benefit obligations [Member] | Other [Member] | Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	4.50%	4.50%
Benefit obligations [Member] | Other [Member] | Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Medical cost trend rate - assumed (%)	6.50%	5.80%